Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Net loss	$ (16,425,000)	$ (8,327,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	102,000	94,000
Loss on impairment of intangible assets		88,000
Issuance costs included in interest expense	3,673,000	2,166,000
Provision for doubtful accounts	46,000	65,000
Deferred rent	(52,000)	(58,000)
Share-based compensation expense	523,000	1,223,000
Fair value adjustment on warrant liability	(673,000)	(10,915,000)
Loss on exchange of warrants		4,410,000
Fair value adjustment on derivative liability	6,328,000	5,027,000
Changes in current assets and liabilities:
Receivables	(345,000)	71,000
Prepaids and other current assets	270,000	136,000
Deferred revenue	1,548,000	1,200,000
Accounts payable and other accrued liabilities	554,000	664,000
Net cash used by operating activities	(4,451,000)	(3,872,000)
Purchases of property and equipment	(102,000)	(18,000)
Deposits and other assets	16,000	(87,000)
Net cash used by investing activities	(86,000)	(105,000)
Proceeds from the issuance of common stock and warrants		463,000
Proceeds from the issuance of convertible debt, related party		5,910,000
Payments on convertible debt		(2,681,000)
Proceeds from the issuance of senior promissory note, related party	5,505,000
Proceeds from advance from related party	225,000
Payment on advance from related party	(225,000)
Transactions costs		(185,000)
Payments on Capital lease obligations	(41,000)	(13,000)
Net cash provided by financing activities	5,464,000	3,494,000
Net increase (decrease) in cash and cash equivalents	927,000	(483,000)
Cash and cash equivalents at beginning of period	916,000	708,000
Cash and cash equivalents at end of period	1,843,000	225,000
Supplemental disclosure of cash paid
Interest		190,000
Income taxes	46,000	40,000
Supplemental disclosure of non-cash activity
Common stock issued for exercise of warrants	45,000
Property and equipment acquired through capital leases and other financing	34,000	7,000
Warrants Issued for Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock and warrants for services		112,000
Common Stock Issued for Consulting Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock and warrants for services		$ 172,000